Concentrations - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Supplier Concentration Risk | One Supplier
Concentration Risk [Line Items]
Concentration risk, percentage		12.00%	25.00%
Supplier Concentration Risk | Four Suppliers
Concentration Risk [Line Items]
Concentration risk, percentage					33.00%
Supplier Concentration Risk | Three Suppliers
Concentration Risk [Line Items]
Concentration risk, percentage	41.00%					45.00%
Supplier Concentration Risk | Two Suppliers
Concentration Risk [Line Items]
Concentration risk, percentage			35.00%	37.00%
Accounts Payables | Four Suppliers
Concentration Risk [Line Items]
Concentration risk, percentage					71.00%
Accounts Payables | Three Suppliers
Concentration Risk [Line Items]
Concentration risk, percentage					71.00%	47.00%
Accounts Receivable | Three Customers
Concentration Risk [Line Items]
Concentration risk, percentage			86.00%		96.00%
Accounts Receivable | Four Customers
Concentration Risk [Line Items]
Concentration risk, percentage						93.00%
Revenue | Three Customers
Concentration Risk [Line Items]
Concentration risk, percentage	97.00%	97.00%				79.00%
Revenue | Four Customers
Concentration Risk [Line Items]
Concentration risk, percentage			97.00%	94.00%	94.00%